RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
7.    RELATED PARTY TRANSACTIONS

As at  December 31, 2013,  $1,179 (2012 - $6,126) was owing to a former director and a company controlled by a former director of the Company.   The loan is unsecured, non-interest bearing and due on demand.

As at December 31, 2013, $129,772 (2012 - $nil) was owing to a company controlled by a director of the Company.   The loan is unsecured, bears interest at 0.5% per annum compounded annually and is due on demand within 15 days written notice.  As at December 31, 2013, accrued interest of $177 was included in loans payable.

During the year ended December 31, 2013, the Company incurred $45,000 (2012 - $60,000) in management fees to its directors and officers.  Effective April 1, 2012, the directors of the Company agreed to waive their management fees until the Company has the financial resources to extinguish their debt.  In accordance with U.S. GAAP, the Company recorded $42,500 (2012 - $45,000) in management fees as an increase to additional paid-in capital and $2,500 was paid in cash.  The Company also paid $250 to a director which has been included in consulting fees.

During the year ended December 31, 2013, the Company advanced $nil (2012 - $1,001) to a director of the Company for expenses to be incurred.  As at December 31, 2012, this amount was included in prepaid expenses.

The above transactions have been recorded at their exchange amount being the amount of consideration established and agreed to by the related parties.